Real Estate Inventories And Impairment Loss On Real Estate Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	May 03, 2012 acre	Dec. 24, 2009 acre
Real Estate Activity [Line Items]
Aggregate sales price of real property	$ 90.0	$ 13.6
Book value of the property sold		$ 84.2
Sale of certain real property	27	165